Accounts Receivable	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Accounts Receivable	5 - ACCOUNTS RECEIVABLE
	March 31, 2019	March 31, 2018
	$	$
Trade accounts receivable	65,829	45,832
Allowance for doubtful accounts	(8,560)	(10,064)
Other	2,362	2,695
	59,631	38,463